Earnings Per Share - Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Stock Options [Member]
Schedule of Dilutive Outstanding Securities Excluded From Computation of Diluted Net Loss Per Share [Line Items]
Diluted net loss per share anti-dilutive	2,394,840	691,916